Schedule of Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2022		$ 8,802,196
Change in fair value		(2,752,430)
Conversion on SAFEs		(6,049,766)
Balance at December 31, 2023
Third Party Safe Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2022		663,804
Change in fair value		(207,570)
Conversion on SAFEs		(456,234)
Balance at December 31, 2023